UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

September 30, 2022

(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	42
Notes to Financial Statements	46
Other Information	66
Expense Examples	70

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	83.2%
Foreign	8.7%
Total Open-End Mutual Funds	91.9%
Private Fund
Opportunistic	4.7%
Total Private Fund	4.7%
Short-Term Investment	3.5%
Total Investments	100.1%
Liabilities in excess of other assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	15.3%
Medical	10.0%
Transportation	8.5%
General Obligation	7.2%
Development	6.5%
Education	5.6%
Water	5.3%
Airport	4.8%
Higher Education	4.4%
School District	3.7%
Housing	1.6%
Power	1.4%
Other	4.6%
Total Municipal Bonds	78.9%
Common Stock	0.3%
Exchange-Traded Fund	2.7%
Closed-End Mutual Funds	0.6%
Private Funds	12.4%
Short-Term Investment	3.6%
Total Investments	98.5%
Other assets less liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Foreign Collective Investment Funds
Multi-Strategy/Style	7.9%
Market Neutral	6.1%
Total Foreign Collective Investment Funds	14.0%
Open-End Mutual Funds
Global Allocation	43.7%
Merger Arbitrage	5.5%
Global Macro	5.4%
Total Open-End Mutual Funds	54.6%
Exchange-Traded Fund
Real Asset	5.5%
Total Exchange-Traded Fund	5.5%
Private Funds
Multi-Strategy/Style	9.6%
Merger Arbitrage	5.5%
Global Allocation	4.6%
Total Private Funds	19.7%
Short-Term Investment	5.9%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	5.2%
Health Care	3.3%
Financials	3.0%
Consumer Staples	2.4%
Communications	2.4%
Consumer Discretionary	1.8%
Industrials	1.3%
Materials	1.1%
Other	1.5%
Total Common Stocks	22.0%
Exchange-Traded Funds	16.6%
Foreign Collective Investment Funds	6.4%
Open-End Mutual Funds	38.0%
Preferred Stocks	0.2%
Private Funds	13.2%
Short-Term Investments	6.3%
Total Investments	102.7%
Liabilities in excess of other assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 91.9%
	CORE — 82.1%
3,759,816	DoubleLine Total Return Bond Fund - I Class	$33,349,571
7,130,708	MetWest Total Return Bond Fund - Plan Class[1]	59,969,259
2,650,089	PIMCO Income Fund - Institutional Class	27,216,413
2,003,931	River Canyon Total Return Bond Fund - Institutional Class	20,159,542
182,406	Vanguard Total Bond Market Index Fund - Admiral Shares	1,712,790
		142,407,575
	OPPORTUNISTIC — 9.8%
866,325	GMO Emerging Country Debt Fund, Class VI	15,100,046
364,660	Vanguard High-Yield Corporate Fund - Admiral Shares	1,816,009
		16,916,055
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $189,463,885)	159,323,630

	PRIVATE FUND[2] — 4.7%
	OPPORTUNISTIC — 4.7%
	AG Direct Lending Fund IV Annex, LP3	8,112,180

	TOTAL PRIVATE FUND
	(Cost $7,997,924)	8,112,180

	SHORT-TERM INVESTMENT — 3.5%
6,052,862	JPMorgan Prime Money Market Fund - Institutional Shares, 2.95%[4]	6,054,677

	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,053,225)	6,054,677

	TOTAL INVESTMENTS — 100.1%
	(Cost $203,515,034)	173,490,487
	Liabilities in excess of other assets — (0.1)%	(148,896)

	TOTAL NET ASSETS — 100.0%	$173,341,591

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[3]	The investment was acquired on 4/8/2022. The cost is $7,997,924.

[4]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 78.9%
	ALABAMA — 1.3%
	Black Belt Energy Gas District
$1,000,000	4.00%, 10/1/2049, Call 07/1/2026[1]	$983,409
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	1,924,859
500,000	3.11% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	502,820
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	515,881
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,101,135
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,524,063
1,710,000	Southeast Alabama Gas Supply District, 2.57% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,683,475
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,000,201
		11,235,843
	ARIZONA — 1.2%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	500,888
	Arizona Industrial Development Authority
985,000	4.00%, 03/1/2027[4]	944,918
600,000	4.00%, 07/1/2041, Call 07/1/2026	501,416
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	489,648
350,000	4.00%, 07/1/2061, Call 07/1/2026	255,986
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,250,000	City of Peoria , 3.00%, 07/15/2033, Call 07/15/2031	1,121,410
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	643,986
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	657,428

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	$501,351
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 11/7/2022[4]	322,171
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	935,171
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	114,236
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	373,074
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,011,389
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	787,811
		10,325,136
	ARKANSAS — 0.2%
	Arkansas Development Finance Authority
1,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	1,462,132
500,000	5.45%, 09/1/2052, Call 09/1/20253 4	452,357
		1,914,489
	CALIFORNIA — 7.0%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	658,412
1,000,000	Bay Area Toll Authority, 3.71% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,009,296
500,000	California Community Choice Financing Authority, 4.00%, 02/1/2052, Call 05/1/2031[1]	478,283
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	77,133

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Health Facilities Financing Authority
$155,000	5.00%, 08/15/2036, Call 08/15/2027	$155,891
1,000,000	4.00%, 05/15/2046, Call 05/15/2032	876,884
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	2,991,367
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 11/7/2022	851,363
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,011,150
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	45,362
850,000	5.00%, 06/1/2046, Call 06/1/2026	824,239
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	852,688
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20233 4	975,484
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	52,396
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	652,440
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,177,172
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	104,791
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	898,338
500,000	5.00%, 10/1/2042[4]	500,000
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	355,846
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,027,332
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	885,099
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,504,752
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,005,696
$640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[3]	644,363
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	201,502
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	504,868
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	880,702

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	City of Los Angeles Department of Airports
$1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	$1,532,665
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,087,001
1,895,000	Coachella Valley Water District, 5.00%, 08/1/2051, Call 08/1/2031	1,999,350
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	597,396
1,000,000	Fontana Unified School District, BAM, 3.00%, 08/1/2041, Call 08/1/2028	743,257
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,054,652
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,117,646
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,019,462
5,000,000	Golden State Tobacco Securitization Corp., 0.00%, 06/1/2066, Call 12/1/2031	439,086
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	934,151
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,017,733
1,000,000	Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/1/2042, Call 01/1/2031	1,060,237
410,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 11/7/2022	410,915
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	355,132
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,193,561
1,000,000	Peralta Community College District, 4.00%, 08/1/2039, Call 08/1/2025	910,295
1,000,000	Perris Union High School District, 3.00%, 09/1/2037, Call 09/1/2029	824,188
1,510,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,583,848

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	$1,014,751
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	717,624
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,683,508
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,033,087
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,609,492
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,008,602
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,182,381
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	266,302
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	991,587
	Santa Ana Financing Authority, NATL-RE
215,000	6.25%, 07/1/2024	222,952
215,000	6.25%, 07/1/2024	222,855
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,000,741
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	585,040
1,390,000	5.00%, 11/1/2033	1,415,448
	State of California
1,155,000	5.00%, 12/1/2028	1,269,845
1,000,000	4.00%, 10/1/2041, Call 04/1/2031	934,887
855,000	5.00%, 04/1/2042, Call 04/1/2032	916,435
500,000	5.00%, 09/1/2042, Call 09/1/2032	537,193
700,000	5.00%, 09/1/2052, Call 09/1/2032	743,014

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	$104,017
		60,543,185
	COLORADO — 4.3%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	442,438
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	589,578
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,978,807
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	641,215
500,000	5.00%, 12/1/2043, Call 12/1/2023	508,311
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2038, Call 11/15/2032[3]	1,067,361
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[3]	2,023,734
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	508,414
550,000	4.75%, 04/1/2030, Call 11/7/2022	550,157
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,050,994
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	430,952
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	395,506
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	101,740
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,051,406
500,000	4.00%, 10/1/2039, Call 10/1/2024	450,918
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	506,991
500,000	5.00%, 06/1/2036, Call 06/1/2027	534,170
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	879,275
500,000	8.00%, 08/1/2043, Call 02/1/2024	507,532
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	1,970,154

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$2,000,000	4.00%, 08/1/2049, Call 08/1/2029	$1,603,549
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	447,547
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	501,068
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,470,311
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	474,244
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	342,510
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,125,120
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,010,191
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	742,306
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,866,105
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	788,536
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	939,064
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	438,280
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,148,582
1,500,000	State of Colorado, 6.00%, 12/15/2040, Call 12/15/2032	1,734,511
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	128,508
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	916,775
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	546,486
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,034,755
		37,448,101

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT — 1.0%
$1,685,000	City of Bridgeport , 5.00%, 06/1/2029	$1,818,058
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 11/7/2022[3]	489,289
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	392,745
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,256,595
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,003,909
	State of Connecticut Special Tax Revenue
1,000,000	4.00%, 05/1/2036, Call 05/1/2030	955,780
1,500,000	4.00%, 11/1/2039, Call 11/1/2031	1,405,117
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,215,747
		8,537,240
	DELAWARE — 0.4%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	324,818
375,000	5.00%, 01/1/2036, Call 01/1/2032	401,907
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,032,317
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,498,998
		3,258,040
	DISTRICT OF COLUMBIA — 1.7%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,024,157
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,548,685
1,465,000	5.00%, 10/15/2044, Call 04/15/2029	1,538,175
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,410,690
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,827,964
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	655,002

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	$500,208
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	690,154
615,000	6.50%, 10/1/2041, Call 10/1/2026	687,280
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,791,811
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	1,752,000
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	472,118
875,000	4.00%, 10/1/2036, Call 10/1/2030	816,380
		14,714,624
	FLORIDA — 6.0%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,312,160
790,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	791,824
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	86,209
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	385,891
580,000	5.35%, 07/1/2029, Call 11/7/2022	580,389
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	84,865
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	503,207
3,000,000	City of Jacksonville FL, 2.48%, 08/1/2036, Call 11/1/2022[1]	3,000,000
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,424,405
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	538,118
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	476,303
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	500,319

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	$1,006,131
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,416,735
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	495,010
500,000	County of Miami-Dade FL Transit System, 5.00%, 07/1/2045, Call 07/1/2032	521,849
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	156,328
1,325,000	County of Palm Beach FL Airport System Revenue, 5.00%, 10/1/2023[3]	1,342,605
500,000	County of St. Lucie, 2.80%, 09/1/2028, Call 10/5/2022[1]	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	754,939
500,000	8.50%, 06/15/2044, Call 06/15/2023	517,864
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	839,954
1,710,000	6.50%, 01/1/2049, Call 11/7/20221 3 4	1,456,882
3,000,000	7.38%, 01/1/2049, Call 01/1/20243 4	2,592,888
2,000,000	7.25%, 07/1/2057, Call 11/7/20221 3 4	1,952,632
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	465,504
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 11/7/2022	1,001,084
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	496,411
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[3]	964,693
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,665,342
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,047,950

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	$2,001,811
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,065,491
	Lake Ashton Community Development District
65,000	5.00%, 05/1/2025	65,255
390,000	5.00%, 05/1/2037, Call 05/1/2025	377,512
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,679,471
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 11/7/2022[4]	99,873
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,976,163
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	972,460
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	870,400
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	368,343
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	998,238
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	635,283
320,000	5.25%, 09/15/2044, Call 09/15/2024	321,990
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	99,510
750,000	North Sumter County Utility Dependent District, AGM, 5.00%, 10/1/2052, Call 10/1/2031	768,900
500,000	Palm Beach County Health Facilities Authority, 5.00%, 11/1/2043, Call 11/7/2022	468,281
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	709,882

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	$1,551,264
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	99,013
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,028,783
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	135,132
490,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	487,912
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	811,622
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,032,594
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	733,664
		52,237,338
	GEORGIA — 2.0%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	979,794
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	898,598
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	447,640
500,000	2.25%, 10/1/2032[1]	494,999
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	825,813
1,000,000	3.00%, 11/1/2045[1]	996,187
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	506,002
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,015,484
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	386,412
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,117,970
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	780,633

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	$1,093,916
395,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	388,329
	Main Street Natural Gas, Inc.
1,100,000	4.00%, 12/1/2026	1,070,626
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,491,825
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,412,015
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	192,960
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,360,838
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,015,181
1,000,000	State of Georgia, 4.00%, 07/1/2036, Call 07/1/2028	989,352
		17,464,574
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	507,691
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,010,937
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	202,487
		1,721,115
	HAWAII — 0.3%
1,000,000	City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/1/2051, Call 07/1/2032	1,062,983
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 11/7/2022	500,285
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	997,120
		2,560,388
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024[4]	294,121

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO (Continued)
	Idaho Housing & Finance Association
$370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	$387,109
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	428,765
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	582,333
		1,692,328
	ILLINOIS — 11.2%
	Chicago Board of Education
1,000,000	0.00%, 12/1/2022	993,697
100,000	5.75%, 04/1/2034, Call 04/1/2027	104,867
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,060,598
180,000	5.00%, 04/1/2037, Call 04/1/2027	181,826
500,000	5.00%, 04/1/2038, Call 04/1/2028	503,928
500,000	5.25%, 12/1/2039, Call 12/1/2024	503,355
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	970,927
575,000	5.00%, 12/1/2042, Call 12/1/2022	536,216
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,082,479
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,146,496
	Chicago O’Hare International Airport
1,000,000	3.88%, 01/1/2032, Call 11/7/2022	1,000,038
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	500,118
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,503,265
1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,044,769
680,000	Chicago Park District, 5.00%, 11/15/2024	693,511
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,504,097
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/1/2049, Call 12/1/2024	1,529,970
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,019,504
800,000	4.84%, 04/15/2028, Call 01/16/2023[4]	802,140
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,004,086
1,500,000	5.00%, 01/1/2034, Call 01/1/2031	1,485,734
1,250,000	4.00%, 01/1/2036, Call 01/1/2031	1,098,605
880,000	6.00%, 01/1/2038, Call 01/1/2027	910,450
500,000	5.50%, 01/1/2040, Call 01/1/2025	501,519
1,000,000	City of Chicago Waterworks Revenue, 5.00%, 11/1/2044, Call 11/1/2024	946,899

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	City of Chicago Wastewater Transmission Revenue
$1,960,000	5.00%, 01/1/2028, Call 11/7/2022	$1,961,255
665,000	5.00%, 01/1/2034, Call 01/1/2025	674,320
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	2,939,337
1,000,000	City of Chicago Waterworks Revenue, 5.00%, 11/1/2031, Call 11/1/2024	1,009,701
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,028,608
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,343,413
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,254,555
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,035,924
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,007,530
570,000	3.90%, 11/1/2036, Call 11/1/2027	540,042
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	718,111
425,000	5.00%, 08/1/2027	437,580
500,000	5.00%, 08/1/2028, Call 08/1/2027	513,900
600,000	5.75%, 10/1/2032	600,000
670,000	5.00%, 03/1/2033, Call 03/1/2027	684,525
315,000	5.00%, 02/15/2034, Call 02/15/2027	322,524
500,000	5.00%, 03/1/2034, Call 03/1/2027	508,608
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	1,999,513
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,237,624
225,000	5.00%, 02/15/2037, Call 08/15/2027	207,601
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,609,543
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	923,918
550,000	5.00%, 09/1/2042, Call 09/1/2024	568,239
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	809,736
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,856,208
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,830,324
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	954,873
1,000,000	6.00%, 10/1/2048	1,000,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	$979,188
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,022,127
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,037,037
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,536,237
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,070,360
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	934,132
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	408,533
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,268,917
530,000	5.00%, 06/15/2057, Call 12/15/2027	491,886
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	736,812
3,300,000	0.00%, 12/15/2030	2,243,679
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,958,584
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032	500,000
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,003,689
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	772,687
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,061,725
500,000	4.00%, 01/1/2038, Call 01/1/2030	448,234
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	729,519
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,039,323

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	State of Illinois
$1,000,000	5.00%, 03/1/2023	$1,005,741
1,000,000	5.00%, 02/1/2025	1,017,195
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,515,045
1,000,000	5.00%, 11/1/2026	1,019,063
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,018,439
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,711,271
660,000	5.00%, 03/1/2036, Call 03/1/2031	653,029
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	889,557
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,467,961
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,012,757
500,000	5.00%, 03/1/2046, Call 03/1/2031	473,578
1,000,000	State of Illinois Sales Tax Revenue, 5.00%, 06/15/2030	1,059,572
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,007,240
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,397,550
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	517,392
1,415,000	Village of Brookfield, 2.48%, 06/1/2038, Call 10/5/2022[1]	1,415,000
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,003,938
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	384,363
250,000	0.00%, 01/1/2032	165,514
750,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	664,816
		96,848,296
	INDIANA — 1.5%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,282,111
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	884,135
1,000,000	3.00%, 11/1/2030	883,516
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	2,858,910

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	$3,061,523
1,500,000	Merrillville Multi School Building Corp., ST INTERCEPT, 5.00%, 01/15/2042, Call 07/15/2032	1,570,890
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,029,044
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[3]	506,951
		13,077,080
	IOWA — 0.4%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 11/7/2022	1,361,329
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	870,890
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	416,376
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	507,806
		3,156,401
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	200,313
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,060,096
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,279,523
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	806,564
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,591,148
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,057,679
		6,995,323
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,170,404
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,579,191

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	$1,205,800
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,002,085
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	506,385
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,006,181
885,000	6.50%, 07/1/2036, Call 07/1/20233 4	892,916
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,401,686
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	524,930
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,468,397
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,283,194
		12,041,169
	MAINE — 0.7%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,051,060
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,651,294
700,000	5.00%, 07/1/2035, Call 07/1/2027	715,731
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	468,492
500,000	4.00%, 07/1/2039, Call 07/1/2031	458,092
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,626,578
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/7/2022[3]	502,341
		6,473,588
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,614,202
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,269,983

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	$1,398,863
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,623,296
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,005,094
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,700,056
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	987,523
500,000	5.00%, 07/1/2045, Call 07/1/2025	470,800
340,000	Maryland Stadium Authority, 5.00%, 05/1/2047, Call 05/1/2028	368,828
		12,438,645
	MASSACHUSETTS — 0.5%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	111,876
1,000,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2049, Call 06/1/2029	1,040,205
	Massachusetts Development Finance Agency
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	839,052
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	992,981
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,050,125
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	184,926
		4,219,165
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	500,144
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	702,793
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,035,525
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 11/7/2022	238,927

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,165,000	5.00%, 07/1/2031, Call 07/1/2024	$1,177,670
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,550,471
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,022,293
500,000	5.00%, 07/1/2035, Call 07/1/2025	510,626
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,303,315
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,004,972
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	995,719
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,471,438
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	867,435
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,113,477
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 11/7/2022	246,883
925,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2045, Call 11/15/2030	840,484
500,000	Summit Academy, 6.38%, 11/1/2035, Call 11/7/2022	470,629
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,540,324
		19,593,125
	MINNESOTA — 0.2%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	241,854
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	66,566
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,688,250
		1,996,670
	MISSOURI — 1.0%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	57,849
780,000	City of Kansas City, 5.00%, 09/1/2027	828,573
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	648,130
685,000	5.00%, 01/1/2032, Call 01/1/2028	736,751

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$350,000	5.00%, 01/1/2034, Call 01/1/2028	$374,336
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	631,296
445,000	5.00%, 10/1/2047, Call 10/1/2027	431,586
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,004,694
350,000	4.00%, 11/15/2049, Call 11/15/2027	295,184
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	980,470
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,020,785
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,438,854
		8,448,508
	NEBRASKA — 0.4%
1,350,000	Central Plains Energy Project, 4.00%, 12/1/2049, Call 05/1/2025[1]	1,343,943
1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	1,045,050
	Omaha Public Power District
925,000	4.00%, 02/1/2039, Call 08/1/2024	895,334
500,000	5.25%, 02/1/2052, Call 02/1/2032	536,789
		3,821,116
	NEVADA — 1.3%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	237,991
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	873,101
	County of Clark
500,000	2.10%, 06/1/2031	402,315
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,584,306
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,036,234
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,022,331

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
	Las Vegas Valley Water District
$2,025,000	5.00%, 06/1/2039, Call 12/1/2024	$2,074,422
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,055,319
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,011,368
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	579,366
		10,876,753
	NEW HAMPSHIRE — 0.2%
480,951	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	445,960
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,120,367
215,000	5.00%, 08/1/2037, Call 02/1/2028	215,879
		1,782,206
	NEW JERSEY — 2.8%
	New Jersey Economic Development Authority
170,000	5.13%, 09/15/2023, Call 11/7/2022[3]	170,096
890,000	3.13%, 07/1/2029, Call 07/1/2027	800,343
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	906,335
100,000	5.00%, 07/15/2032, Call 07/15/2027	100,487
500,000	5.00%, 07/1/2033, Call 07/1/2027	507,469
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	281,924
880,000	5.00%, 06/15/2036, Call 12/15/2026	885,537
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	351,551
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,030,724
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,016,384
	New Jersey Health Care Facilities Financing Authority
1,000,000	5.25%, 07/1/2035, Call 07/1/2023	1,007,895
490,000	5.75%, 07/1/2037, Call 11/7/2022	491,347
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,164,568

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
	New Jersey Higher Education Student Assistance Authority
$500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	$520,909
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	844,407
3,690,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,626,642
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,230,704
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,869,595
500,000	5.00%, 06/15/2040, Call 12/15/2030	496,073
500,000	4.00%, 06/15/2042, Call 06/15/2032	428,964
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,022,787
805,000	5.00%, 06/15/2044, Call 06/15/2024	797,618
1,050,000	5.00%, 06/15/2044, Call 12/15/2028	1,040,371
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	993,852
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	357,923
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,629,754
		24,574,259
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	785,907
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	966,312
		1,752,219
	NEW YORK — 5.0%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023[4]	412,668
1,035,000	City of Long Beach , 5.00%, 09/1/2027	1,063,777
	City of New York NY
1,210,000	4.00%, 08/1/2042, Call 08/1/2031	1,110,269

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.25%, 09/1/2042, Call 09/1/2032	$1,076,006
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	952,377
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,018,429
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	726,040
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,022,973
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,000,131
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	656,295
1,000,000	New York City Municipal Water Finance Authority, 5.00%, 06/15/2050, Call 12/15/2030	1,034,839
1,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 4.00%, 07/15/2034, Call 07/15/2031	984,497
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/2041, Call 11/1/2029	928,563
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,073,255
615,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	622,700
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,037,802
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	1,949,061
730,000	3.00%, 02/15/2042, Call 02/15/2030	543,963
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	897,507
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,512,047
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	754,383
1,500,000	5.00%, 03/15/2041, Call 03/15/2029	1,552,162

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.00%, 02/15/2045, Call 02/15/2025	$1,011,876
500,000	4.00%, 07/1/2048, Call 07/1/2031	416,760
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[3]	970,813
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	910,137
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	232,068
500,000	5.00%, 07/1/2045, Call 07/1/2025	482,727
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,255,610
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,025,921
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,671,753
1,145,000	Town of Oyster Bay NY, AGM, 4.00%, 03/1/2025	1,162,726
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,523,422
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,083,550
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, 5.25%, 05/15/2052, Call 11/15/2032	1,059,205
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	850,608
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	751,875
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	705,455
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	253,182
		43,297,432

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA — 0.5%
$1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	$1,029,260
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,000,736
715,000	4.00%, 09/1/2046, Call 09/1/2028	588,966
1,000,000	North Carolina Municipal Power Agency No. 1, 5.00%, 01/1/2025	1,032,664
		4,651,626
	NORTH DAKOTA — 0.3%
500,000	County of Burleigh, 4.38%, 04/15/2026	485,433
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,662,575
		2,148,008
	OHIO — 1.3%
830,000	City of Akron, 5.00%, 12/1/2026	848,075
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	887,055
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	694,433
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,060,333
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,962,027
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	493,301
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,399,512
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,575,431
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,004,151
		10,924,318
	OKLAHOMA — 0.7%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	956,732
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,042,446
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,004,944

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	$999,636
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,690,465
		5,694,223
	OREGON — 0.5%
1,425,000	County of Clackamas, 3.00%, 06/1/2028, Call 11/7/2022	1,363,006
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	897,950
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,000,420
45,000	5.00%, 10/1/2046, Call 10/1/2026	47,682
720,000	5.00%, 10/1/2046, Call 10/1/2026	699,029
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	404,953
		4,413,040
	PENNSYLVANIA — 2.9%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	288,629
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	96,110
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	250,569
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	100,007
780,000	5.38%, 10/15/2042, Call 10/15/2022	780,536
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	882,449
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,891,480
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,034,524
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	362,644

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	$269,430
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	657,913
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,550,418
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025[5]	192,500
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	266,535
300,000	10.00%, 12/1/2040, Call 06/1/20303 4	266,535
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	861,875
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,066,369
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,058,415
500,000	5.00%, 12/1/2041, Call 06/1/2026	507,900
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,015,699
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	886,804
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,007,290
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	841,477
500,000	8.00%, 01/1/2033, Call 01/1/2023	505,521
500,000	6.88%, 06/15/2033, Call 06/15/2023	510,025
850,000	4.00%, 11/1/2037, Call 11/1/2029	758,612
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	911,405
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,321
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,012,979
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	878,989
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,204,963

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	$275,694
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	528,146
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	493,351
		25,221,114
	PUERTO RICO — 0.6%
	Commonwealth of Puerto Rico
30,863	5.25%, 07/1/2023	31,008
18,548	0.00%, 07/1/2024	17,057
61,865	5.38%, 07/1/2025	62,510
61,305	5.63%, 07/1/2027	62,656
60,310	5.63%, 07/1/2029	61,788
1,558,579	5.75%, 07/1/2031	1,592,233
55,548	4.00%, 07/1/2033, Call 07/1/2031	48,973
71,485	0.00%, 07/1/2033, Call 07/1/2031	39,526
49,930	4.00%, 07/1/2035, Call 07/1/2031	42,805
42,853	4.00%, 07/1/2037, Call 07/1/2031	35,276
58,264	4.00%, 07/1/2041, Call 07/1/2031	45,639
277,359	0.00%, 11/1/2043[1]	139,026
60,594	4.00%, 07/1/2046, Call 07/1/2031	45,542
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 11/7/2022[5]	1,490,000
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,327,953
		5,041,992
	RHODE ISLAND — 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,551,325
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,025,151
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	521,272
		3,097,748

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA — 1.0%
$2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	$2,007,405
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 02/1/20233 4 5	200,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,024,063
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	692,243
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,001,768
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,123,915
		9,049,394
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,213,107

	TENNESSEE — 0.7%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,186,749
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20244 5	171,550
45,000	0.00%, 05/1/2034[5]	21,150
1,000,000	Metropolitan Nashville Airport Authority, 5.00%, 07/1/2054, Call 07/1/2030[3]	986,795
1,500,000	Tennergy Corp., 4.00%, 12/1/2051, Call 06/1/2028[1]	1,454,260
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,045,344
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,485,500
		6,351,348
	TEXAS — 6.6%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	73,598
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	314,737

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,000,000	Central Texas Regional Mobility Authority, 5.00%, 01/1/2043, Call 01/1/2028	$2,015,225
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[3]	1,008,926
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	999,954
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,044,364
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	222,329
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,007,318
	City of Houston Airport System Revenue
600,000	4.75%, 07/1/2024[3]	595,960
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	704,035
1,000,000	4.00%, 07/1/2036, Call 07/1/2031[3]	914,302
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,178,923
1,100,000	City of Houston Combined Utility System Revenue, 5.00%, 11/15/2029	1,213,085
1,000,000	City of Lubbock TX Electric Light & Power System Revenue, 4.00%, 04/15/2041, Call 04/15/2030	897,550
1,280,000	City of Mesquite TX Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,149,269
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	800,788
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 11/7/2022	500,144
100,000	4.40%, 12/1/2047, Call 12/1/2022	85,987
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,320,611
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	946,231

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	$1,025,984
260,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	267,486
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,119,907
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,047,027
1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	1,056,851
1,300,000	Harlandale Independent School District, PSF, 5.25%, 08/15/2042, Call 08/15/2032	1,418,092
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	2,828,889
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,159,120
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/26/20223 4	493,310
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	612,915
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,025,576
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,129,250
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	383,116
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,517,297
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,223,921
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,058,366
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 11/7/2022[5]	610,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	302,528

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	$1,802,499
	San Antonio Water System
1,000,000	5.00%, 05/15/2024	1,027,681
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,064,694
500,000	Southwest Higher Education Authority, Inc., 4.00%, 10/1/2042, Call 10/1/2023	449,822
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 4.20%, 09/1/2025, Call 09/1/2023	1,008,095
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,302,674
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	570,271
1,270,000	6.25%, 12/15/2026	1,319,807
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	435,895
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,077,960
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	3,762,158
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	411,892
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,445,657
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	1,898,884
1,000,000	5.00%, 08/1/2041, Call 08/1/2032	1,071,735
	Town of Westlake
175,000	5.50%, 09/1/2025	172,954
200,000	6.13%, 09/1/2035, Call 09/1/2025	194,191
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,192,164
		57,482,004
	UTAH — 0.4%
1,000,000	City of Salt Lake City UT Airport Revenue, 4.00%, 07/1/2039, Call 07/1/2031[3]	887,952

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH (Continued)
$750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	$713,621
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,009,308
	Utah Charter School Finance Authority
800,000	4.50%, 07/15/2027[4]	769,958
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	450,467
		3,831,306
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,003,586

	VIRGINIA — 1.0%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,010,996
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	909,031
1,000,000	Fairfax County Industrial Development Authority, 3.50%, 05/15/2039, Call 05/15/2032	864,864
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 11/7/20223 4	29,989
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,109,241
	Virginia Small Business Financing Authority
2,225,000	4.00%, 01/1/2038, Call 01/1/2032[3]	1,970,602
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	434,932
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,651,068
		8,445,473
	WASHINGTON — 3.3%
1,000,000	City of Seattle WA Municipal Light & Power Revenue, 4.00%, 07/1/2036, Call 07/1/2030	977,012

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	$2,021,440
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,559,524
705,000	King County Public Hospital District No. 4, 5.00%, 12/1/2038, Call 12/1/2025	650,719
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,238,467
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,240,107
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,594,338
65,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	70,952
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[3]	1,501,672
500,000	Port of Seattle WA, 5.00%, 08/1/2047, Call 08/1/2032[3]	497,347
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,457,116
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,808,456
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,694,186
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,774,005
1,515,000	5.00%, 02/1/2044, Call 02/1/2032	1,611,289
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,549,296
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/21/2022	179,988
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	507,564
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,820,464
500,000	5.00%, 08/1/2038, Call 08/1/2029	497,446
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	801,772
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	881,338
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,013,212
		28,947,710

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA — 0.2%
$1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	$1,001,953
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,061,560
		2,063,513
	WISCONSIN — 1.2%
	Public Finance Authority
665,000	4.00%, 07/1/2027, Call 07/1/2024	637,698
500,000	5.75%, 02/1/2035, Call 02/1/2025	465,275
535,000	5.00%, 07/1/2037, Call 07/1/2024	521,331
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	843,927
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	448,651
500,000	5.00%, 02/1/2042, Call 02/1/2032	462,627
1,000,000	5.00%, 07/1/2042, Call 11/7/2022[3]	1,002,307
165,000	6.00%, 07/15/2042, Call 10/26/2022	165,057
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	443,048
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,001,284
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	212,175
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	155
7,085	0.00%, 01/1/20474 5	143
7,034	0.00%, 01/1/20484 5	136
6,984	0.00%, 01/1/20494 5	128
6,882	0.00%, 01/1/20504 5	118
7,540	0.00%, 01/1/20514 5	123
194,116	0.00%, 07/1/20514 5	91,671
7,490	0.00%, 01/1/20524 5	115
7,388	0.00%, 01/1/20534 5	108
7,338	0.00%, 01/1/20544 5	101
7,237	0.00%, 01/1/20554 5	95
7,135	0.00%, 01/1/20564 5	90
7,085	0.00%, 01/1/20574 5	84
6,984	0.00%, 01/1/20584 5	79
6,933	0.00%, 01/1/20594 5	75
6,882	0.00%, 01/1/20604 5	70
6,781	0.00%, 01/1/20614 5	65
6,730	0.00%, 01/1/20624 5	62
6,629	0.00%, 01/1/20634 5	58
6,579	0.00%, 01/1/20644 5	55

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,528	0.00%, 01/1/20654 5	$52
6,427	0.00%, 01/1/20664 5	47
83,706	0.00%, 01/1/20674 5	557
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,026,939
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,094,410
		10,418,916
	TOTAL MUNICIPAL BONDS
	(Cost $732,246,667)	685,042,782

	COMMON STOCK — 0.3%
32,339	Energy Harbor Corp.*	2,457,764

	TOTAL COMMON STOCK
	(Cost $965,130)	2,457,764

	EXCHANGE-TRADED FUND— 2.7%
231,435	iShares National Muni Bond ETF	23,740,602

	TOTAL EXCHANGE-TRADED FUND
	(Cost $24,777,204)	23,740,602

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
18,027	BlackRock Long-Term Municipal Advantage Trust	177,386
41,753	BlackRock MuniVest Fund, Inc.	277,240
29,817	BlackRock MuniYield Quality Fund, Inc.	329,478
55,299	BNY Mellon Municipal Income, Inc.	332,347
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	721,259
20,359	BNY Mellon Strategic Municipals, Inc.	123,783
11,444	DTF Tax-Free Income, Inc.	127,030
66,923	DWS Municipal Income Trust	556,799
17,462	Invesco Advantage Municipal Income Trust II	141,791
17,008	Invesco Municipal Opportunity Trust	154,943

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
21,119	Invesco Municipal Trust	$193,028
10,819	Invesco Trust for Investment Grade Municipals	101,266
6,391	Neuberger Berman Municipal Fund, Inc.	64,677
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	280,739
111,999	Pioneer Municipal High Income Fund, Inc.	919,512
78,923	Western Asset Managed Municipals Fund, Inc.	765,553
6,466	Western Asset Municipal Partners Fund, Inc.	72,419

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,760,733)	5,339,250

	PRIVATE FUNDS[6] — 12.4%
	MacKay Municipal Credit Opportunities Fund, LP* 7	24,926,886
	MacKay Municipal Opportunities Fund, LP* 8	82,399,038

	TOTAL PRIVATE FUNDS
	(Cost $94,657,836)	107,325,924

	SHORT-TERM INVESTMENT — 3.6%
31,601,920	JPMorgan Prime Money Market Fund - Institutional Shares, 2.95%[9]	31,611,400

	TOTAL SHORT-TERM INVESTMENT
	(Cost $31,606,478)	31,611,400

	TOTAL INVESTMENTS — 98.5%
	(Cost $892,014,048)	855,517,722
	Other assets less liabilities — 1.5%	12,731,269

	TOTAL NET ASSETS — 100.0%	$868,248,991

*	Non-income producing security.

[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Floating rate security.

[3]	Alternative Minimum Tax eligible security.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.

[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.

[9]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

At September 30, 2022, the Aspiriant Risk-Managed Municipal Bond Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:
Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts:
December 2022	10	10-Year U.S. Treasury Note	$(1,174,010)	$(1,120,625)	$53,385
			$(1,174,010)	$(1,120,625)	$53,385

28

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 14.0%
	ALTERNATIVE DIVERSIFIERS — 14.0%
3,725,967	GMO Equity Dislocation Investment Fund - Class A1 2	$77,909,975
1,000,000	Managed Fund/Bridgewater Fund Limited2 3	100,000,000

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $177,329,343)	177,909,975

	OPEN-END MUTUAL FUNDS — 54.6%
	ALTERNATIVE DIVERSIFIERS — 10.9%
7,181,296	BlackRock Event Driven Equity Fund - Institutional Shares	70,017,634
7,218,458	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	68,864,085
		138,881,719
	CORE/ALTERNATIVE DIVERSIFIERS — 43.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 4	339,610,455
1,041,050	GMO Global Asset Allocation Fund - Class III[2]	28,535,189
11,415,549	JPMorgan Global Allocation Fund - Class R6[2]	188,584,872
		556,730,516
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $766,763,559)	873,522,210

	EXCHANGE-TRADED FUND — 5.5%
	REAL ASSET — 5.5%
2,230,394	iShares Gold Trust*	70,324,323

	TOTAL EXCHANGE-TRADED FUND
	(Cost $73,243,896)	70,324,323

Number of Shares		Value
	PRIVATE FUNDS[5] — 19.7%
	ALTERNATIVE DIVERSIFIERS — 15.1%
	Elliott Associates, LP - Class C* 6	$35,585,113
	Millennium International, Ltd. - Class GG* 7	38,708,983
	Millennium International, Ltd. - Sub-Class GG-C* 8	48,304,112
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A* 9	70,679,844
		193,278,052
	CORE DIVERSIFIER — 4.6%
	All Weather Portfolio Limited* 10	58,213,347
		58,213,347
	TOTAL PRIVATE FUNDS
	(Cost $219,915,203)	251,491,399

	SHORT-TERM INVESTMENT — 5.9%
75,054,254	JPMorgan Prime Money Market Fund - Institutional Shares, 2.95%[11]	75,076,770

	TOTAL SHORT-TERM INVESTMENT
	(Cost $75,074,197)	75,076,770

	TOTAL INVESTMENTS — 99.7%
	(Cost $1,312,326,198)	1,270,414,702
	Other assets less liabilities — 0.3%	4,043,370

	TOTAL NET ASSETS — 100.0%	$1,274,458,072

*	Non-income producing security.

[1]	Domiciled in Ireland.

[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital (See note 5).

[3]	Domiciled in Jersey.

[4]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

29

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

[6]	The investment was acquired on 1/2/2020. The cost is $31,679,600.

[7]	The investment was acquired on 1/4/2021. The cost is $25,128,212.

[8]	The investment was acquired on 10/1/2020. The cost is $40,301,447.

[9]

The investment was acquired on 2/26/2018. The cost is $63,955,644. Moderately liquid investment. For redemption terms, please refer to Note 2, Fair Value Measurements and Disclosures, in the Notes to Financial Statements.

[10]	The investment was acquired on 5/1/2018. The cost is $58,850,300.

[11]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financials.

30

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.0%
	AUSTRALIA — 0.1%
116,238	Goodman Group - REIT	$1,174,796
1,818	Newcrest Mining Ltd.	19,960
		1,194,756
	BELGIUM — 0.1%
91,611	Proximus SADP	949,829

	BERMUDA — 0.4%
66,696	Arch Capital Group Ltd.*	3,037,336
24,000	China Resources Gas Group Ltd.	76,095
2,589	Everest Re Group Ltd.	679,457
106,265	Hongkong Land Holdings Ltd.	466,931
1,700	Jardine Matheson Holdings Ltd.	85,949
6,160	RenaissanceRe Holdings Ltd.	864,802
		5,210,570
	BRAZIL — 0.1%
138,958	Telefonica Brasil S.A. - ADR[1]	1,044,964

	CANADA — 0.4%
4,984	Agnico Eagle Mines Ltd.	210,474
1,330	Bank of Nova Scotia[1]	63,268
33,346	Brookfield Asset Management, Inc. - Class A	1,364,160
24,113	Dollarama, Inc.	1,384,270
21,616	Franco-Nevada Corp.	2,582,680
4,459	Toronto-Dominion Bank	273,470
		5,878,322
	CAYMAN ISLANDS — 0.6%
118,000	China Medical System Holdings Ltd.	140,565
13,500	CK Asset Holdings Ltd.	81,046
220,500	CK Hutchison Holdings Ltd.	1,214,128
97,023	ENN Energy Holdings Ltd.	1,293,625
386,500	Kingboard Holdings Ltd.	1,088,036
204,000	Li Ning Co., Ltd.	1,547,928
1,126,000	WH Group Ltd.[2]	708,185
58,551	ZTO Express Cayman, Inc. - ADR	1,406,981
		7,480,494
	CHINA — 0.5%
29,831	China Construction Bank Corp. - ADR	343,057
881,000	China Shenhua Energy Co., Ltd.	2,621,555
530,300	East Money Information Co., Ltd.	1,311,503

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
3,329,000	Industrial & Commercial Bank of China Ltd. - Class H	$1,561,654
468,000	PICC Property & Casualty Co., Ltd. - Class H	483,951
		6,321,720
	CURACAO — 0.1%
40,874	Schlumberger Ltd.	1,467,377

	DENMARK — 0.4%
9,221	Coloplast A/S - Class B	937,078
35,408	Novo Nordisk A/S - ADR	3,527,699
7,059	Pandora A/S	330,123
		4,794,900
	FRANCE — 0.5%
8,727	Capgemini S.E.	1,397,197
14,961	Cie Generale des Etablissements Michelin SCA	335,212
114	Hermes International	134,078
542	L’Oreal S.A.	173,300
255	Pernod Ricard S.A.	46,781
30,679	Publicis Groupe S.A.	1,453,654
14,928	Safran S.A.	1,358,295
13,740	Thales S.A.	1,514,065
		6,412,582
	GERMANY — 0.2%
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,160,274
7,800	Rheinmetall A.G.	1,200,946
		2,361,220
	GUERNSEY — 0.2%
41,204	Amdocs Ltd.	3,273,658

	HONG KONG — 0.3%
181,000	Beijing Enterprises Holdings Ltd.	507,264
382,000	China Merchants Port Holdings Co., Ltd.	479,796
339,000	HKT Trust and HKT Ltd.[3]	397,041
64,500	Power Assets Holdings Ltd.	323,324
248,500	Sun Hung Kai Properties Ltd.[1]	2,742,514
		4,449,939

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 0.2%
16,368	Dr Reddy’s Laboratories Ltd. - ADR[1]	$856,701
87,492	Infosys Ltd. - ADR[1]	1,484,739
		2,341,440
	IRELAND — 0.5%
11,944	Accenture PLC - Class A	3,073,191
5,521	Aon PLC - Class A	1,478,911
6,531	ICON PLC*	1,200,267
763	Linde PLC[1]	205,697
		5,958,066
	ISRAEL — 0.2%
2,131	Elbit Systems Ltd.[1]	405,252
8,283	Nice Ltd. - ADR* 1	1,559,192
		1,964,444
	JAPAN — 1.4%
1,400	Bandai Namco Holdings, Inc.	91,236
22,700	Brother Industries Ltd.	392,178
8,000	Canon, Inc.	174,740
14,700	Denso Corp.	672,131
15,871	FUJIFILM Holdings Corp.	724,905
1,900	Hirose Electric Co., Ltd.	249,174
10,000	Itochu Corp.	241,379
2,800	Itochu Techno-Solutions Corp.	65,635
56,500	Japan Tobacco, Inc.	928,451
143,387	KDDI Corp.	4,192,102
25,300	McDonald’s Holdings Co. Japan Ltd.	881,527
138,000	Nippon Steel Corp.	1,915,201
74,000	Nippon Telegraph & Telephone Corp.	1,995,951
52,019	Nippon Telegraph & Telephone Corp. - ADR[1]	1,409,715
5,800	Nissin Foods Holdings Co., Ltd.	403,157
21,900	Otsuka Holdings Co., Ltd.	693,461
40,000	Sekisui House Ltd.	662,492
1,134	Shin-Etsu Chemical Co., Ltd.	112,217
145,100	Tosoh Corp.	1,617,192
30	Toyota Motor Corp.	392
14,500	Trend Micro, Inc.	781,010
		18,204,246
	JERSEY — 0.1%
285,820	Glencore PLC	1,501,989

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 0.7%
16,154	Airbus S.E.	$1,392,481
118,264	CNH Industrial N.V.	1,323,641
111,896	Koninklijke Ahold Delhaize N.V.	2,850,153
9,908	NXP Semiconductors N.V.	1,461,529
201,940	Stellantis N.V.[1]	2,390,969
		9,418,773
	NEW ZEALAND — 0.0%[4]
174,948	Spark New Zealand Ltd.	489,461

	NORWAY — 0.0%[4]
3,840	Yara International A.S.A.	134,765

	PHILIPPINES — 0.0%[4]
5,236	PLDT, Inc. - ADR	132,471

	SINGAPORE — 0.3%
12,622	DBS Group Holdings Ltd.	291,990
6,072	DBS Group Holdings Ltd. - ADR	562,358
335,700	Singapore Telecommunications Ltd.	619,447
76,000	United Overseas Bank Ltd.	1,376,556
83,900	Venture Corp. Ltd.	953,351
		3,803,702
	SOUTH KOREA — 0.0%[4]
11,178	POSCO - ADR	409,227
1	Woori Financial Group, Inc. - ADR	22
		409,249
	SWEDEN — 0.0%[4]
4,787	L E Lundbergforetagen A.B. - B Shares	172,813

	SWITZERLAND — 0.6%
880	Alcon, Inc.	51,198
16	Chocoladefabriken Lindt & Spruengli A.G.	154,629
6,065	Garmin Ltd.	487,080
7,504	Nestle S.A. - ADR	807,505
22,383	Novartis A.G.	1,706,413
4,401	Novartis A.G. - ADR	334,520
6,279	Sonova Holding A.G.	1,381,763
2,143	Swisscom A.G.	1,003,441
99,241	UBS Group A.G.	1,439,785

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
227	Zurich Insurance Group A.G.	$90,494
2,010	Zurich Insurance Group A.G. - ADR	79,958
		7,536,786
	TAIWAN — 0.5%
80,891	Chunghwa Telecom Co., Ltd. - ADR	2,874,057
52,939	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,629,498
66,650	United Microelectronics Corp. - ADR[1]	371,241
		6,874,796
	UNITED KINGDOM — 0.6%
48,467	Anglo American PLC	1,455,262
17,735	AstraZeneca PLC	1,949,599
1	AstraZeneca PLC - ADR	55
43,123	British American Tobacco PLC	1,546,285
5,848	Burberry Group PLC	116,817
20,531	London Stock Exchange Group PLC	1,733,820
5,302	RELX PLC	129,558
207,677	Standard Chartered PLC	1,298,927
		8,230,323
	UNITED STATES — 13.0%
7,272	Adtalem Global Education, Inc.*	265,064
12,168	Aflac, Inc.	683,842
796	Allstate Corp.	99,126
47,580	Alphabet, Inc. - Class A*	4,551,027
42,907	Alphabet, Inc. - Class C*	4,125,508
36,297	Amazon.com, Inc.*	4,101,561
540	AMERCO[1]	274,979
7,842	American Electric Power Co., Inc.	677,941
11,937	American Express Co.	1,610,421
11,290	Analog Devices, Inc.	1,573,149
71,723	Apple, Inc.	9,912,119
29,330	Ares Management Corp. - Class A	1,816,993
9,598	Arthur J. Gallagher & Co.	1,643,370
417	Atmos Energy Corp.[1]	42,471
18,892	Avangrid, Inc.[1]	787,796
3,226	Baxter International, Inc.	173,752
711	Becton, Dickinson and Co.	158,432
3,404	Berkshire Hathaway, Inc.*	908,936
1,736	Bio-Rad Laboratories, Inc. - Class A*	724,155
66,179	Brixmor Property Group, Inc. - REIT	1,222,326
27,487	Builders FirstSource, Inc.*	1,619,534

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,682	Cadence Bank[1]	$246,020
10,179	CDW Corp.	1,588,738
25,278	Charles Schwab Corp.	1,816,730
2,871	Chemed Corp.	1,253,364
5,174	Church & Dwight Co., Inc.	369,631
56,026	Ciena Corp.*	2,265,131
28,313	Cisco Systems, Inc.	1,132,520
5,859	CNX Resources Corp.*	90,990
2,337	Coca-Cola Co.	130,919
3,107	Consolidated Edison, Inc.	266,456
3,127	Constellation Energy Corp.	260,135
2,941	Corteva, Inc.	168,078
4,979	Costco Wholesale Corp.	2,351,432
52,327	Coterra Energy Inc.[1]	1,366,781
24,020	Dolby Laboratories, Inc. - Class A	1,564,903
883	DT Midstream, Inc.	45,819
1,766	DTE Energy Co.	203,178
2,136	Duke Energy Corp.	198,691
11,578	Electronic Arts, Inc.	1,339,690
13,027	Elevance Health, Inc.	5,917,384
14,547	Eli Lilly & Co.	4,703,772
142	Embecta Corp.	4,088
10,293	EOG Resources, Inc.	1,150,037
9,381	Exelon Corp.	351,412
8,350	ExlService Holdings, Inc.*	1,230,456
4,786	Expeditors International of Washington, Inc.	422,652
5,145	First Financial Bankshares, Inc.[1]	215,215
2,407	First Financial Corp.	108,772
6,923	FleetCor Technologies, Inc.*	1,219,625
24,996	Flowers Foods, Inc.	617,151
7,350	Gartner, Inc.*	2,033,671
43,128	Gentex Corp.	1,028,172
15,257	Global Payments, Inc.	1,648,519
24,727	GoDaddy, Inc.* 1	1,752,650
7,650	Grand Canyon Education, Inc.*	629,213
33,377	H&R Block, Inc.	1,419,858
1,395	Hanover Insurance Group, Inc.	178,755
2,212	Home Depot, Inc.	610,379
65,497	Hormel Foods Corp.	2,976,184
6,373	Humana, Inc.	3,092,116

33

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,009	Incyte Corp.*	$267,160
30,261	Intel Corp.	779,826
21,650	JM Smucker Co.	2,974,926
9,344	Johnson & Johnson	1,526,436
5,122	Juniper Networks, Inc.	133,787
16,071	Kroger Co.	703,106
12,408	Lancaster Colony Corp.[1]	1,864,674
13,140	Life Storage, Inc. - REIT	1,455,386
8,665	Lowe’s Cos., Inc.	1,627,374
11,912	LPL Financial Holdings, Inc.	2,602,534
7,391	Mastercard, Inc. - Class A	2,101,557
842	McCormick & Co., Inc.	60,009
7,071	McDonald’s Corp.	1,631,563
6,003	McKesson Corp.	2,040,240
8,947	Merck & Co., Inc.	770,516
23,529	MetLife, Inc.	1,430,093
46,150	Microsoft Corp.	10,748,335
375	Monster Beverage Corp.*	32,610
2,858	Motorola Solutions, Inc.	640,106
20,610	NetApp, Inc.	1,274,729
10,106	Newmont Corp.	424,755
844	NextEra Energy, Inc.	66,178
1,378	NIKE, Inc. - Class B	114,539
38	NVR, Inc.*	151,509
1,256	Old Dominion Freight Line, Inc.[1]	312,455
20,468	Omnicom Group, Inc.	1,291,326
318	ONE Gas, Inc.	22,384
8,406	Palo Alto Networks, Inc.* 1	1,376,819
1,570	PDC Energy, Inc.	90,730
6,841	PepsiCo, Inc.	1,116,862
61,378	Pfizer, Inc.	2,685,901
21,862	Philip Morris International, Inc.	1,814,765
11,943	Procter & Gamble Co.	1,507,804
12,563	Progressive Corp.	1,459,946
28,827	Public Service Enterprise Group, Inc.	1,620,942
1,306	Public Storage - REIT	382,410
12,378	QUALCOMM, Inc.	1,398,466
15,847	Raymond James Financial, Inc.	1,566,001
10,706	Republic Services, Inc.	1,456,444
2,143	ResMed, Inc.	467,817
3,545	Royal Gold, Inc.	332,592

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
45,878	Schneider National, Inc. - Class B	$931,323
36,046	SEI Investments Co.	1,768,056
5,344	Stryker Corp.	1,082,374
7,363	Synopsys, Inc.*	2,249,470
394	Target Corp.	58,466
1,374	Tesla, Inc.*	364,453
1,869	Texas Instruments, Inc.	289,284
40,222	TJX Cos., Inc.	2,498,591
11,484	T-Mobile US, Inc.* 1	1,540,808
11,510	Tootsie Roll Industries, Inc.[1]	383,053
3,505	Tradeweb Markets, Inc. - Class A	197,752
31,419	Trustmark Corp.[1]	962,364
12,842	Tyson Foods, Inc. - Class A	846,673
3,375	Ulta Beauty, Inc.*	1,354,016
6,211	UnitedHealth Group, Inc.	3,136,803
6,893	Vertex Pharmaceuticals, Inc.*	1,995,799
17,784	Visa, Inc. - Class A1	3,159,328
29,508	Walmart, Inc.	3,827,188
476	Watsco, Inc.[1]	122,551
2,132	WEC Energy Group, Inc.	190,665
13,903	Wells Fargo & Co.	559,179
19,970	Welltower, Inc. - REIT[1]	1,284,470
34,736	Werner Enterprises, Inc.	1,306,074
41,061	WillScot Mobile Mini Holdings Corp.*	1,655,990
		171,032,131
	TOTAL COMMON STOCKS
	(Cost $246,013,337)	289,045,786

	EXCHANGE-TRADED FUNDS — 16.6%
1,433,811	iShares Edge MSCI Min Vol Global ETF[1]	126,978,302
3,913,890	Schwab Fundamental Emerging Markets Large Co. Index ETF	91,741,582

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $218,763,980)	218,719,884

34

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUND — 6.4%
4,041,815	GMO Equity Dislocation Investment Fund - Class A5 6	$84,514,343

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $84,371,053)	84,514,343

	OPEN-END MUTUAL FUNDS — 38.0%
2,712,385	AQR Large Cap Defensive Style Fund - Class R6	67,728,255
3,242,774	Baillie Gifford Emerging Markets Equities Fund - Class K	52,273,518
16,665,991	GMO Quality Fund - Class VI6 7 8	378,651,322

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $501,798,327)	498,653,095

	PREFERRED STOCKS — 0.2%
	BRAZIL — 0.1%
416,500	Banco Bradesco S.A.	1,531,855

	GERMANY — 0.1%
10,278	Porsche Automobil Holding S.E.	579,094

	TOTAL PREFERRED STOCKS
	(Cost $2,261,635)	2,110,949

	PRIVATE FUNDS[9] — 13.2%
	Bridgewater All Weather China, Ltd.[10]	54,413,328
	RIEF Strategic Partners Fund LLC[11]	119,523,484

	TOTAL PRIVATE FUNDS
	(Cost $186,362,244)	173,936,812

	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 2.7%
	Collateral Investments[12]	35,816,949

Number of Shares		Value
	MONEY MARKET FUND — 3.6%
46,512,875	JPMorgan Prime Money Market Fund - Institutional Shares, 2.95%[13]	$46,526,829

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,338,215)	82,343,778

	TOTAL INVESTMENTS — 102.7%
	(Cost $1,321,908,791)	1,349,324,647
	Liabilities in excess of other assets — (2.7)%	(36,087,293)

	TOTAL NET ASSETS — 100.0%	$1,313,237,354

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $51,813,228.

[2]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[3]	Comprised of securities in separate entities or units of stapled securities that must be traded together.

[4]	Rounds to less than 0.05%.

[5]	Domiciled in Ireland.

[6]	Affiliated investments for which ownership exceeds 5% of the investment’s capital, (See note 5).

[7]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[8]	Global equity fund.

[9]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[10]	The investment was acquired on 3/1/2021. The cost is $64,000,000.

[11]	The investment was acquired on 7/2/2018. The cost is $122,362,244.

[12]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[13]	The rate is the annualized seven-day yield at period end.

35

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2022 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $203,515,034, $892,014,048, $515,852,786 and $861,045,771, respectively)	$173,490,487	$855,517,722	$535,774,211	$886,158,982	[1]
Affiliated investments, at value (cost $0, $0, $796,473,412 and $460,863,020, respectively)	—	—	734,640,491	463,165,665
Cash	—	998,729	—	—
Foreign currency, at value (cost $0, $0, $0 and $175,243, respectively)	—	—	—	172,618
Unrealized appreciation on:
Futures	—	53,384	—	—
Receivables:
Investments sold	—	—	4,493,369	23,920,551
Due from custodian	—	—	—	41,000
Fund shares sold	1,634	6,544,855	74,150	91,071
Dividends and interest	—	10,051,339	221,548	1,140,754
Other receivables	—	—	—	13,885
Other prepaid expenses	25,337	52,137	34,375	21,214
Total assets	173,517,458	873,218,166	1,275,238,144	1,374,725,740

LIABILITIES:
Payables:
Investments purchased	—	3,525,973	—	24,863,309
Securities lending collateral (see Note 2)	—	—	—	35,816,949
Fund shares redeemed	97,393	1,019,066	423,859	231,262
Accrued fund accounting fees	14,557	88,495	73,420	96,528
Due to Adviser	11,969	167,991	107,926	188,224
Accrued Trustees’ fees	10,239	10,239	10,239	6,499
Accrued fund administration fees	7,700	41,506	55,660	62,339
Accrued transfer agent fees and expenses	5,979	5,986	6,250	6,358
Accrued administrative servicing fees	4,484	23,612	10,627	47,219
Accrued Chief Compliance Officer fees	1,609	1,609	1,609	1,609
Accrued custody fees	1,408	8,203	4,704	16,451
Due to Custodian	—	31,478	59,293	100,506
Accrued other expenses	20,529	45,017	26,485	51,133
Total liabilities	175,867	4,969,175	780,072	61,488,386
Commitments and contingencies (see Note 2)

NET ASSETS	$173,341,591	$868,248,991	$1,274,458,072	$1,313,237,354

[1]	Includes $51,813,228 of securities on loan to unaffiliated brokers-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of September 30, 2022 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$206,054,352	$961,057,997	$1,376,226,138	$1,273,743,862
Total distributable earnings (losses)	(32,712,761)	(92,809,006)	(101,768,066)	39,493,492
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$173,341,591	$868,248,991	$1,274,458,072	$1,313,237,354

SHARES ISSUED AND OUTSTANDING	20,831,240	96,592,822	132,178,086	107,334,409	^
NET ASSET VALUE PER SHARE	$8.32	$8.99	$9.64	$12.24	^

^	Advisor Shares

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

Statements of Operations

As of September 30, 2022 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $277,853, respectively)	$3,459,780	$581,249	$169	$7,203,385
Dividends from affiliated investments	—	—	1,655,811	843,217
Interest income from unaffiliated investments	66,228	14,133,496	730,716	784,250
Net securities lending income	—	—	—	60,938
Other Income	—	—	270,113	306,802
Total investment income	3,526,008	14,714,745	2,656,809	9,198,592

EXPENSES:
Advisory fees	238,810	1,339,269	706,996	1,875,544
Administrative services fees	95,524	496,025	706,996	781,476
Fund accounting fees	41,230	189,196	150,387	195,689
Trustees’ fees and expenses	31,082	31,082	31,082	34,842
Fund administration fees	23,606	122,510	174,747	193,087
Legal fees	19,376	29,389	22,239	24,297
Transfer agent fees and expenses	17,859	17,876	18,640	18,926
Audit and tax fees	12,278	25,819	12,702	35,780
Chief Compliance Officer fees	9,526	9,526	9,526	9,526
Registration fees	8,715	23,996	36,903	15,732
Insurance fees	6,297	6,297	6,297	6,297
Regulatory services	5,164	6,668	5,164	5,716
Custody fees	2,447	16,420	9,411	30,375
Shareholder reporting fees	1,506	2,864	3,271	3,169
Other expenses	3,833	5,569	5,471	11,311
Total expenses	517,253	2,322,506	1,899,832	3,241,767
Less: Advisory fees waived	(162,391)	(297,614)	—	(625,337)
Less: Administrative services fees waived	(66,867)	(347,217)	(636,298)	(468,885)
Net expenses	287,995	1,677,675	1,263,534	2,147,545
Net investment income	3,238,013	13,037,070	1,393,275	7,051,047

39

ASPIRIANT TRUST

Statements of Operations (Continued)

As of September 30, 2022 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(3,416,858)	$(13,359,922)	$(794,802)	$(38,993,857)
Affiliated investments	—	—	(4,627,664)	(8,236,088)
Foreign currency translations	—	—	—	(81,805)
Futures contracts	—	(155,543)	—	—
Capital gain distributions from unaffiliated investments	—	—	51,423	11,664,507
Total net realized (loss)	(3,416,858)	(13,515,465)	(5,371,043)	(35,647,243)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(17,273,902)	(67,204,414)	(47,290,013)	(154,408,608)
Affiliated Investments	—	—	(75,886,641)	(87,788,578)
Foreign currency translations	—	—	—	(43,782)
Futures contracts change	—	53,385	—	—
Total net change in unrealized appreciation (depreciation)	(17,273,902)	(67,151,029)	(123,176,654)	(242,240,968)
Net realized and unrealized gain (loss)	(20,690,760)	(80,666,494)	(128,547,697)	(277,888,211)
Net Decrease in Net Assets from Operations	$(17,452,747)	$(67,629,424)	$(127,154,422)	$(270,837,164)

See accompanying Notes to Financial Statements.

40

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,238,013	$5,357,004	$13,037,070	$27,909,226
Net realized gain (loss) on investments	(3,416,858)	221,414	(13,515,465)	4,186,361
Net change in unrealized (depreciation) on investments	(17,273,902)	(13,618,760)	(67,151,029)	(65,816,057)
Change in net assets resulting from operations	(17,452,747)	(8,040,342)	(67,629,424)	(33,720,470)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(3,004,224)	(9,162,414)	(16,203,504)	(47,726,167)

CAPITAL SHARE TRANSACTIONS:
Shares sold	19,864,984	45,883,783	478,780,708	207,867,955
Shares issued for reinvestment of distributions	2,852,639	8,614,057	15,521,937	45,845,037
Shares redeemed	(34,438,767)	(45,324,352)	(682,314,128)	(203,377,871)
Change in net assets resulting from capital stock transactions	(11,721,144)	9,173,488	(188,011,483)	50,335,121

Change in net assets	$(32,178,115)	$(8,029,268)	$(271,844,411)	$(31,111,516)

NET ASSETS:
Beginning of period	205,519,706	213,548,974	1,140,093,402	1,171,204,918
End of period	$173,341,591	$205,519,706	$868,248,991	$1,140,093,402

TRANSACTIONS IN SHARES:
Shares sold	2,255,597	4,613,028	50,420,785	19,863,338
Shares issued for reinvestment of distributions	336,256	874,914	1,696,293	4,444,489
Shares redeemed	(3,939,106)	(4,542,950)	(72,336,732)	(19,507,477)
Change in shares outstanding	(1,347,253)	944,992	(20,219,654)	4,800,350

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,393,275	$20,287,267	$7,051,047	$20,971,859
Net realized gain (loss) on investments and foreign currency	(5,371,043)	51,802,624	(35,647,243)	39,845,482
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(123,176,654)	(39,832,173)	(242,240,968)	7,699,749
Change in net assets resulting from operations	(127,154,422)	32,257,718	(270,837,164)	68,517,090

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(75,177,928)	—	(44,777,500)

RETURN OF CAPITAL TO SHAREHOLDERS:
Change in net assets resulting from return of capital	—	(338,217)	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	107,050,924	340,832,806	113,051,060	204,504,235
Shares issued for reinvestment of distributions	—	71,404,357	—	41,614,717
Shares redeemed	(241,821,566)	(277,523,441)	(258,973,015)	(168,179,027)
Change in net assets resulting from capital stock transactions	(134,770,642)	134,713,722	(145,921,955)	77,939,925

Change in net assets	$(261,925,064)	$91,455,295	$(416,759,119)	$101,679,515

NET ASSETS:
Beginning of period	1,536,383,136	1,444,927,841	1,729,996,473	1,628,316,958
End of period	$1,274,458,072	$1,536,383,136	$1,313,237,354	$1,729,996,473

TRANSACTIONS IN SHARES^:
Shares sold	10,592,094	31,284,476	8,323,955	13,511,793
Shares issued for reinvestment of distributions	—	6,679,547	—	2,671,034
Shares redeemed	(24,073,516)	(25,227,304)	(19,648,860)	(11,012,680)
Change in shares outstanding	(13,481,422)	12,736,719	(11,324,905)	5,170,147

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Period Ended February 28, 2019[2]
Net asset value, beginning of period	$9.27	$10.06	$10.13	$10.53	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.16	0.25	0.26	0.03	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.96)	(0.61)	0.21	(0.35)	0.56	(0.05)
Total from investment operations	(0.80)	(0.36)	0.47	(0.32)	0.89	0.21

Less Distributions:
From net investment income	(0.15)	(0.22)	(0.47)	(0.08)	(0.35)	(0.22)
From net realized gain	—	(0.21)	(0.07)	—	—	—
Total distributions	(0.15)	(0.43)	(0.54)	(0.08)	(0.35)	(0.22)

Net assets value, end of period	$8.32	$9.27	$10.06	$10.13	$10.53	$9.99

Total return	(8.71)%[3]	(3.76)%	4.58%	(3.06)%[3]	9.02%	2.16%[3]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$173,342	$205,520	$213,549	$276,744	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[5]	0.54%[4]	0.52%	0.50%	0.58%[4]	0.51%	0.60%[4]
Expense waiver[5]	(0.24)%[4]	(0.24)%	(0.24)%	(0.24)%[4]	(0.24)%	(0.24)%[4]
Total expenses after expense waiver[5]	0.30%[4]	0.28%	0.26%	0.34%[4]	0.27%	0.36%[4]
Net investment income[5]	3.39%[4]	2.52%	2.35%	2.87%[4]	3.33%	3.46%[4]
Portfolio turnover rate	6%[3]	24%	20%	5%[3]	4%	0%[3]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on March 29, 2018.

[3]	Not annualized.

[4]	Annualized.

[5]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018
Net asset value, beginning of period	$9.76	$10.46	$10.11	$10.68	$10.07	$10.03	$10.00

Income from Investment Operations:
Net investment income	0.05	0.26	0.20	0.02	0.27	0.30	0.28
Net realized and unrealized gain (loss) on investments	(0.65)	(0.55)	0.51	(0.50)	0.70	0.06	0.05
Total from investment operations	(0.60)	(0.29)	0.71	(0.48)	0.97	0.36	0.33

Less Distributions:
From net investment income	(0.17)	(0.35)	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)
From net realized gain	—	(0.06)	—	—	—	—	(0.00)[2]
Total distributions	(0.17)	(0.41)	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)

Net assets value, end of period	$8.99	$9.76	$10.46	$10.11	$10.68	$10.07	$10.03

Total return	(6.17)%[3]	(2.87)%	7.10%	(4.55)%[3]	9.79%	3.71%	3.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$868,249	$1,140,093	$1,171,205	$1,490,711	$1,626,461	$1,429,178	$1,250,837
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[5]	0.47%[4]	0.45%	0.45%	0.47%[4]	0.45%	0.46%	0.46%
Expense waiver[5]	(0.13)%[4]	(0.13)%	(0.13)%	(0.13)%[4]	(0.13)%	(0.12)%	(0.11)%
Total expenses after expense waiver[5]	0.34%[4]	0.32%	0.32%	0.34%[4]	0.32%	0.34%	0.35%
Net investment income[5]	2.63%[4]	2.32%	2.40%	2.37%[4]	2.55%	2.96%	2.80%
Portfolio turnover rate	31%[3]	11%	16%	6%[3]	24%	16%	28%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

[5]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

44

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018
Net asset value, beginning of period	$10.55	$10.87	$9.38	$10.23	$10.24	$10.82	$10.29

Income from Investment Operations:
Net investment income	(0.02)	0.21	0.15	0.00 [2]	0.22	0.21	0.15
Net realized and unrealized gain (loss) on investments	(0.89)	0.04	1.59	(0.85)	0.17	(0.39)	0.61
Total from investment operations	(0.91)	0.25	1.74	(0.85)	0.39	(0.18)	0.76

Less Distributions:
From net investment income	—	(0.57)	(0.25)	—	(0.40)	(0.22)	(0.16)
From net realized gain	—	—	—	—	—	(0.18)	(0.07)
From return of capital	—	(0.00)[2]	—	—	—	—	—
Total distributions	—	(0.57)	(0.25)	—	(0.40)	(0.40)	(0.23)

Net assets value, end of period	$9.64	$10.55	$10.87	$9.38	$10.23	$10.24	$10.82

Total return	(8.63)%[3]	2.27%	18.52%	(8.31)%[3]	3.69%	(1.46)%	7.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,274,458	$1,536,383	$1,444,928	$1,217,208	$1,344,079	$1,239,786	$1,123,832
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[5]	0.27%[4]	0.26%	0.27%	0.29%[4]	0.27%	0.28%	0.30%
Expense waiver[5]	(0.09)%[4]	(0.09)%	(0.09)%	(0.09)%[4]	(0.09)%	(0.09)%	(0.08)%
Total expenses after expense waiver[5]	0.18%[4]	0.17%	0.18%	0.20%[4]	0.18%	0.19%	0.22%
Net investment income[5]	0.20%[4]	1.32%	1.36%	0.69%[4]	2.13%	1.88%	1.63%
Portfolio turnover rate	9%[3]	20%	4%	3%[3]	10%	29%	37%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Rounds to less than 0.005.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018
Net asset value, beginning of period	$14.58	$14.35	$11.30	$12.58	$13.02	$13.27	$11.77

Income from Investment Operations:
Net investment income	0.06	0.18	0.17	0.01	0.25	0.26	0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(2.40)	0.44	3.11	(1.29)	(0.05)	0.08	1.61
Total from investment operations	(2.34)	0.62	3.28	(1.28)	0.20	0.34	1.86

Less Distributions:
From net investment income	—	(0.37)	(0.10)	—	(0.30)	(0.26)	(0.29)
From net realized gain	—	(0.02)	(0.13)	—	(0.34)	(0.33)	(0.07)
Total distributions	—	(0.39)	(0.23)	—	(0.64)	(0.59)	(0.36)

Net assets value, end of period	$12.24	$14.58	$14.35	$11.30	$12.58	$13.02	$13.27

Total return	(16.05)%[2]	4.10%	29.08%	(10.17)%[2]	1.17%	2.83%	15.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,313,237	$1,729,996	$1,628,317	$1,047,842	$1,147,049	$1,136,369	$1,039,849
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.42%[3]	0.41%	0.42%	0.48%[3]	0.42%	0.44%	0.44%
Expense waiver[4]	(0.14)%[3]	(0.14)%	(0.14)%	(0.14)%[3]	(0.13)%	(0.14)%	(0.16)%
Total expenses after expense waiver[4]	0.28%[3]	0.27%	0.28%	0.34%[3]	0.29%	0.30%	0.28%
Net investment income[4]	0.90%[3]	1.18%	1.34%	1.38%[3]	1.87%	1.90%	2.05%
Portfolio turnover rate	18%[2]	24%	47%	3%[2]	28%	79%	38%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	Annualized.

[4]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

46

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2022 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

1.	ORGANIZATION (Continued)

Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$142,407,575	$—	$—	$—	$142,407,575
Opportunistic	16,916,055	—	—	—	16,916,055
Private Fund:
Opportunistic	—	—	—	8,112,180	8,112,180
Short-Term Investment	6,054,677	—	—	—	6,054,677
Total Investments	$165,378,307	$—	$—	$8,112,180	$173,490,487

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended September 30, 2022.

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of September 30, 2022:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Fund - Private Credit (a)	$8,112,180	$2,000,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$8,112,180	$2,000,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$685,042,782	$—	$—	$685,042,782
Common Stock	2,457,764	—	—	—	2,457,764
Exchange-Traded Fund	23,740,602	—	—	—	23,740,602
Closed-End Mutual Funds	5,339,250	—	—	—	5,339,250
Private Funds	—	—	—	107,325,924	107,325,924
Short-Term Investment	31,611,400	—	—	—	31,611,400
Total Investments	$63,149,016	$685,042,782	$—	$107,325,924	$855,517,722

The following is a summary of the inputs used in valuing the Municipal Bond Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2022.:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Futures Contracts	$—	$(1,120,625)	$—	$—	$(1,120,625)
Total	$—	$(1,120,625)	$—	$—	$(1,120,625)

There were no transfers into or out of level 3 for the Municipal Bond Fund during the period ended September 30, 2022.

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2022:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$107,325,924	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$107,325,924	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2022:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	9.5%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$77,909,975	—	—	$100,000,000	$177,909,975
Open-End Mutual Funds:
Alternative Diversifiers	138,881,719	—	—	—	138,881,719
Core/Alternative Diversifiers	556,730,516	—	—	—	556,730,516
Exchange-Traded Fund:
Real Asset	70,324,323	—	—	—	70,324,323
Private Funds:
Alternative Diversifiers	—	—	—	193,278,052	193,278,052
Core Diversifier	—	—	—	58,213,347	58,213,347
Short-Term Investment	75,076,770	—	—	—	75,076,770
Total Investments	$918,923,303	$—	$—	$351,491,399	$1,270,414,702

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the period ended September 30, 2022.

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2022:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective Investment Funds –
Multi-Strategy (a)	$100,000,000	N/A	Indefinite	Weekly	1 business day	N/A

Private Funds –
Merger Arbitrage (b)	70,679,844	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (a)	122,598,208	15,488,400	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2024 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	58,213,347	N/A	Indefinite	Monthly	5-10 business days	N/A
	$351,491,399	$15,488,400

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(b)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2022:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Funds–
Managed Fund/ Bridgewater Fund Limited	7.9%	Multi-Strategy	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Funds –
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	5.5%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$1,194,756	$—	$—	$1,194,756
Belgium	—	949,829	—	—	949,829
Bermuda	4,581,595	628,975	—	—	5,210,570
Brazil	1,044,964	—	—	—	1,044,964
Canada	5,878,322	—	—	—	5,878,322
Cayman Islands	1,406,981	6,073,513	—	—	7,480,494
China	343,057	5,978,663	—	—	6,321,720
Curacao	—	1,467,377	—	—	1,467,377
Denmark	3,527,699	1,267,201	—	—	4,794,900
France	—	6,412,582	—	—	6,412,582
Germany	—	2,361,220	—	—	2,361,220

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Guernsey	$3,273,658	$—	$—	$—	$3,273,658
Hong Kong	—	4,449,939	—	—	4,449,939
India	2,341,440	—	—	—	2,341,440
Ireland	5,958,066	—	—	—	5,958,066
Israel	1,964,444	—	—	—	1,964,444
Japan	1,409,715	16,794,531	—	—	18,204,246
Jersey	—	1,501,989	—	—	1,501,989
Netherlands	3,852,498	5,566,275	—	—	9,418,773
New Zealand	—	489,461	—	—	489,461
Norway	—	134,765	—	—	134,765
Philippines	132,471	—	—	—	132,471
Singapore	562,358	3,241,344	—	—	3,803,702
South Korea	409,249	—	—	—	409,249
Sweden	—	172,813	—	—	172,813
Switzerland	1,760,261	5,776,525	—	—	7,536,786
Taiwan	6,874,796	—	—	—	6,874,796
United Kingdom	55	8,230,268	—	—	8,230,323
United States	171,032,131	—	—	—	171,032,131
Exchange-Traded Funds	218,719,884	—	—	—	218,719,884
Foreign Collective Investment Funds	84,514,343	—	—	—	84,514,343
Open-End Mutual Funds	498,653,095	—	—	—	498,653,095
Preferred Stocks
Brazil	1,531,855	—	—	—	1,531,855
Germany	—	579,094	—	—	579,094
Private Funds	—	—	—	173,936,812	173,936,812
Short-Term Investments	46,526,829	35,816,949	—	—	82,343,778
Total Investments	$1,066,299,766	$109,088,069	$—	$173,936,812	$1,349,324,647

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended September 30, 2022.

55

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2022:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds - Long/Short Equity (a)	$119,523,484	N/A	Indefinite	Bi-monthly - Monthly	3 Business Days – 2 Months	N/A
Risk Parity (b)	54,413,328	N/A	Indefinite	Monthly	1 Month	N/A
	$173,936,812	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

(b)

This category includes the funds that hold a diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2022:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	9.1%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2022.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

57

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the six months ended September 30, 2022, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at September 30, 2022. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2022:

Description	PAR	Value
Repurchase Agreement with HSBC Securities, Inc., 2.95%, 10/3/2022*#	$25,816,949	$25,816,949
Repurchase Agreement with Natixis, New York, 2.95%, 10/3/2022*#	10,000,000	10,000,000
Total	$35,816,949	$35,816,949

*	The rate shown is the annualized 7-day yield as of September 30, 2022.

#	The repurchase agreement is collateralized by a fixed income U.S. Treasury Security in the amount of $36,542,269.

As of September 30, 2022, the Equity Allocation Fund held Non-Cash Collateral in the amount of $17,298,959 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2022, the Equity Allocation Fund paid $29,349 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(i)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Derivatives

Futures Contracts – A Fund may engage in futures transactions. The Fund may buy and sell futures contracts that relate to (1) interest rates, (2) debt securities, and (3) bond or equity indices. The Fund may only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures 7 contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the six months ended September 30, 2022, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

59

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2023. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2022, the Adviser waived $162,391 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2022, the Adviser waived $66,867 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2023. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2022, the Adviser waived $297,614 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2022, the Adviser waived $347,217 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2022, the Adviser waived $636,298 under the Administration Agreement.

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2023. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2022, the Adviser waived $625,337 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2022, the Adviser waived $468,885 under the Administration Agreement.

(b)	Sub-Advisory Fees

Nuveen Asset Management, LLC, MacKay Shields LLC and Allspring Global Investments, LLC (formerly known as Wells Capital Management Inc.) serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2022, the annual retainer is $75,000. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year.

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$10,917,725	$23,000,000	$—	$—
Municipal Bond Fund	131,062,866	117,660,681	155,584,172	304,189,843
Defensive Allocation Fund	124,634,906	268,918,512	—	—
Equity Allocation Fund	255,875,947	340,450,506	—	—

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of September 30, 2022, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated invesments (including activity during the period ended September 30, 2022) is shown below:

Investment	Shares 3/31/2022	Shares 9/30/2022	Fair Value 3/31/2022	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2022	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	14,682,683	14,682,683	$367,213,899	$—	$—	$—	$(27,603,444)	$339,610,455	$—
GMO Equity Dislocation Investment Fund - Class A	2,825,535	3,725,967	57,104,064	18,329,343	—	—	2,476,568	77,909,975	—
GMO Global Asset Allocation Fund - Class III	1,041,050	1,041,050	33,469,768	—	—	—	(4,934,579)	28,535,189	118,472
JPMorgan Global Allocation Fund - Class R6	16,240,805	11,415,549	330,500,383	1,537,339	(93,000,000)	(4,627,664)	(45,825,186)	188,584,872	1,537,339
Managed Fund/Bridgewater Fund Limited	—	1,000,000	—	100,000,000	—	—	—	100,000,000	—
Total Defensive Allocation Affiliated Investments			788,288,114	119,866,682	(93,000,000)	(4,627,664)	(75,886,641)	734,640,491	1,655,811

Equity Allocation Fund
GMO Equity Dislocation Investment Fund - Class A	4,024,377	4,041,815	81,332,650	371,053	—	—	2,810,640	84,514,343	—
GMO Quality Fund - Class VI	18,080,183.00	16,665,991	514,742,816	12,507,724	(49,763,912)	(8,236,088)	(90,599,218)	378,651,322	843,217
Total Equity Allocation Affiliated Investments			596,075,466	12,878,777	(49,763,912)	(8,236,088)	(87,788,578)	463,165,665	843,217

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

6.	OTHER DERIVATIVE INFORMATION

The following is a summary of the average quarterly notional value of derivatives for the Municipal Bond Fund as of September 30, 2022, as well as the notional value outstanding as of September 30, 2022:

	Average Quarterly Notional Value	Notional Value Outstanding
Short Futures Contracts	$(3,514,905)	$(1,174,010)

The effects of these derivative instruments on the Municipal Bond Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations, and are presented in the table below. The values of derivative instruments as of September 30, 2022 by risk category are as follows:

Derivative Assets (Liabilities)	Risk Category Interest Rate Risk
Short Futures Contracts	$(1,120,625)

Derivative Realized Gain (Loss)	Risk Category Interest Rate Risk
Short Futures Contracts	$(155,543)

Derivative Unrealized Appreciation (Depreciation)	Risk Category Interest Rate Risk
Short Futures Contracts	$53,385

7.	FEDERAL TAX INFORMATION

At September 30, 2022, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Aspiriant Defensive Allocation	Risk-Managed Equity Allocation Fund
Cost of investments	$202,934,471	$915,428,720	$1,362,985,756	$1,298,098,726

Gross unrealized appreciation	$112,217	$16,448,471	$35,672,976	$113,475,603
Gross unrealized depreciation	(29,556,201)	(76,359,469)	(128,244,030)	(62,249,682)

Net unrealized appreciation/(depreciation) on investments	$(29,443,984)	$(59,910,998)	$(92,571,054)	$51,225,921

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(447,216)	447,216
Defensive Allocation Fund	(338,218)	338,218
Equity Allocation Fund	(2,834)	2,834

As of February 28, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$802,276	$—	$—	$125,107
Undistributed tax-exempt income	—	3,388,801	—	—
Undistributed long-term capital gains	79,185	991,579	—	16,201,930
Tax Accumulated earnings	881,461	4,380,380	—	16,327,037
Accumulated capital and other losses	—	—	(7,889,404)	(46,218)
Unrealized appreciation/(depreciation) on investments	(7,148,849)	28,972,878	41,785,515	283,849,668
Unrealized appreciation on foreign currency	—	—	—	2,956
Total distributable earnings/(losses)	$(6,267,388)	$33,353,258	$33,896,111	$300,133,443

The tax character of distributions is disclosed for the Funds’ tax years, not the fiscal year, as it represents final and accurate information.

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 28, 2022 and February 28, 2021, is as follows:

	Year Ended February 28, 2022	Year Ended February 28, 2021
Distributions paid from:
Ordinary Income	$4,603,763	$11,842,248
Net long-term capital gains	4,447,008	1,289,845
Total taxable distributions	9,050,771	13,132,093
Total distributions paid	$9,050,771	$13,132,093

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2022 and February 28, 2021, is as follows:

	Year Ended February 28, 2022	Year Ended February 28, 2021
Distributions paid from:
Ordinary Income	$—	$666,848
Net long-term capital gains	7,008,501	8,195
Total taxable distributions	7,008,501	675,043
Tax-exempt dividends	40,305,768	48,882,922
Total distributions paid	$47,314,269	$49,557,965

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2022 and February 28, 2021, is as follows:

	Year Ended February 28, 2022	Year Ended February 28, 2021
Distributions paid from:
Ordinary Income	$75,177,928	$31,640,932
Net long-term capital gains	—	—
Total taxable distributions	75,177,928	31,640,932
Return of Capital distributions	338,217	—
Total distributions paid	$75,516,145	$31,640,932

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Notes to Financial Statements (Continued)

September 30, 2022 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2022 and February 28, 2021, is as follows:

	Year Ended February 28, 2022	Year Ended February 28, 2021
Distributions paid from:
Ordinary Income	$42,906,900	$10,954,504
Net long-term capital gains	1,870,600	13,993,777
Total taxable distributions	44,777,500	24,948,281
Total distributions paid	$44,777,500	$24,948,281

As of February 28, 2022 the Defensive Allocation Fund utilized $19,035,566 of capital loss carryforwards to offset current year capital gains.

As of February 28, 2022, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Defensive Allocation Fund	$7,889,404	$—

8.	RECENT MARKET DEVELOPMENTS

The Funds may be subject to various risks as described in the Funds’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect the performance of the Funds.

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

Effective October 25, 2022, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) began serving as a sub-adviser for the Equity Allocation Fund’s quality strategy. For the services provided pursuant to its sub-advisory agreement, GMO is entitled to a fee at an annual rate based on the average daily net assets of the Fund that it manages. Such fee is paid to GMO by the Adviser out of the advisory fee it receives from the Equity Allocation Fund.

A special meeting of shareholders of the Defensive Allocation Fund has been scheduled for January 3, 2023 to consider the approval of the elimination of the Defensive Allocation Fund’s fundamental investment policy regarding diversification, thereby changing the Defensive Allocation Fund’s classification from a diversified investment company to a non-diversified investment company under the 1940 Act.

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Other Information

September 30, 2022 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on May 20, 2022, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”) and Wellington Management Company LLP (“Wellington”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Nuveen Asset Management, LLC (“Nuveen”) and Allspring Global Investments, LLC. (“Allspring”; together with Aperio, Wellington, Nuveen, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Equity Allocation Fund managed by Aperio and Wellington, and the portions of the Municipal Bond Fund managed by Nuveen and Allspring. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Funds managed by Aperio, Wellington, Allspring and Nuveen, as applicable.

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Other Information (Continued)

September 30, 2022 (Unaudited)

Costs of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for each of the Defensive Allocation Fund and Taxable Bond Fund was lower than the advisory fees of 90% of funds in its respective Morningstar fund universe and that the advisory fee for each of the Equity Allocation Fund and Municipal Bond Fund was lower than the advisory fees of 80% of funds in its respective Morningstar fund universe. The Trustees noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the net expense ratio of each of the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund, respectively, was in the lowest 50%, 30% and 50% of funds in its respective Morningstar category. The Board also observed that Taxable Bond Fund’s net expense ratio was in the highest 10% of funds in its Morningstar fund universe, but noted that Taxable Bond Fund was still growing its asset base and that most funds in the category were not “fund of fund” structures. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to the underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fees are fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub- Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub- Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

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Other Information (Continued)

September 30, 2022 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT WITH GMO FOR ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

At a meeting held on June 29, 2022, the Board considered the approval of a sub-advisory agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) with respect to the Equity Allocation Fund.

After its initial two-year term, the agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Equity Allocation Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board will request and review a wide variety of information from GMO.

Prior to and at the meeting at which the Trustees considered the agreement, the Trustees requested and reviewed materials from GMO to help the Trustees evaluate GMO’s proposed fee under the agreement. Representatives from GMO provided an overview of their advisory business and discussed their investment personnel, investment processes, and investment experience. The Board discussed the written materials, GMO’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreement in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by GMO to the Equity Allocation Fund, the Board reviewed the background and experience of GMO’s senior management. The Board also reviewed information pertaining to GMO’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of GMO to determine whether adequate resources were available to provide a high level of service to the Equity Allocation Fund. The Board reviewed information regarding the qualifications, backgrounds, and responsibilities of the portfolio managers proposed to be responsible for the day-to-day management of GMO’s portion of the Equity Allocation Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Equity Allocation Fund by GMO.

Performance

The Board reviewed GMO’s comparable account composite performance, noting periods of outperformance and underperformance relative to the composite’s comparative index. The Board concluded that, within the context of its full deliberations, the Equity Allocation Fund should be in a position to benefit from the expertise of GMO in managing its comparable accounts.

Costs of Services and Profitability

The Board reviewed the proposed sub-advisory fee and compared it to the fee charged by GMO to manage other accounts using the quality strategy. The Board reviewed profitability information provided by GMO. The Board noted that the Adviser would be responsible for paying GMO out of the advisory fee it receives from the Equity Allocation Fund. The Board concluded that the proposed fee was fair and reasonable in light of the services that the Equity Allocation Fund is expected to receive.

Economies of Scale

The Board considered the potential for economies of scale and noted that GMO’s fee schedule includes breakpoints.

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Other Information (Continued)

September 30, 2022 (Unaudited)

Ancillary Benefits

The Board noted the potential benefits to be received by GMO as a result of its relationship with the Equity Allocation Fund (other than sub-advisory fees), including the intangible benefits of its association with the Equity Allocation Fund generally and any favorable publicity arising in connection with the Equity Allocation Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously (i) concluded that the terms of the agreement are fair and reasonable; (ii) concluded that the fee to be paid to GMO is fair and reasonable in light of the services expected to be provided to the Equity Allocation Fund; and (iii) agreed to approve the agreement for an initial term of two years.

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Expense Examples

September 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Taxable Bond Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2022 to September 30, 2022(1)
Actual	$ 1,000.00	$ 912.90	0.30%	$ 1.45
Hypothetical	$ 1,000.00	$ 1,023.49	0.30%	$ 1.53

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EXPENSE EXAMPLES (Continued)

September 30, 2022 (Unaudited)

Municipal Bond Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2022 to September 30, 2022(1)
Actual	$ 1,000.00	$ 938.30	0.34%	$ 1.64
Hypothetical	$ 1,000.00	$ 1,023.30	0.34%	$ 1.72

Defensive Allocation Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2022 to September 30, 2022(1)
Actual	$ 1,000.00	$ 913.70	0.18%	$ 0.86
Hypothetical	$ 1,000.00	$ 1,024.10	0.18%	$ 0.91

Equity Allocation Fund	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2022 to September 30, 2022(1)
Actual	$ 1,000.00	$ 839.50	0.28%	$ 1.27
Hypothetical	$ 1,000.00	$ 1,023.62	0.28%	$ 1.39

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/365 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Allspring Global Investments, LLC
525 Market Street, 10th Floor
San Francisco, CA 94105

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a) (1) Code of Ethics. Not applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/7/2022

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/7/2022